Legal Proceedings (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Stone & Youngberg [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 200.0
CA Funds [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 90.0
Loss contingency, damages sought	In a related action, approximately one dozen individual investors (the “individual plaintiffs”) brought a direct action against the Company and other defendants, seeking recessionary damages of approximately $90 million.
Loss contingency, actions taken by court	The court ruled that the individual plaintiffs had no standing to pursue these claims because the CA funds are separately pursuing claims.